Note receivable (Details) - USD ($)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2011
Notes Receivable [Abstract]
Notes, Loans and Financing Receivable, Net, Current			$ 47,500
Notes Receivable, Interest Rate, Stated Percentage			10.00%